1
Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments — July 31, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 86 .8%
Aerospace and Defense — 2 .9%
17,000 Aerojet Rocketdyne Holdings Inc. ............... $ 802,060
18,000 Kaman Corp. ............................................. 798,300
4,000 L3Harris Technologies Inc. ........................ 906,960
500 Ultra Electronics Holdings plc .................... 22,032
2,529,352
Automotive: Parts and Accessories — 0 .4%
15,000 Haldex AB † ............................................... 92,177
7,800 Tenneco Inc. , Cl. A † ................................... 135,798
5,000 Veoneer Inc. † ............................................ 156,600
384,575
Broadcasting — 0 .1%
4,500 Sinclair Broadcast Group Inc. , Cl. A ............ 127,305
Building and Construction — 6 .7%
16,000 Armstrong Flooring Inc. † ........................... 69,120
10,000 Carrier Global Corp. ................................... 552,500
42,000 Griffon Corp. ............................................. 971,040
2,000 Hinokiya Group Co. Ltd. ............................. 44,738
1,000 Huttig Building Products Inc. † ................... 6,230
11,000 Nobility Homes Inc. ................................... 352,000
10,000 Skyline Champion Corp. † .......................... 564,000
18,000 US Concrete Inc. † ..................................... 1,310,580
11,000 Vulcan Materials Co. .................................. 1,979,890
5,850,098
Business Services — 4 .4%
300,000 Clear Channel Outdoor Holdings Inc. † ........ 798,000
16,500 Core-Mark Holding Co. Inc. ........................ 710,160
2,000 eWork Group AB ....................................... 23,837
40,000 Fly Leasing Ltd. , ADR † .............................. 681,200
15,000 GP Strategies Corp. † ................................. 305,250
1,500 IHS Markit Ltd. .......................................... 175,260
2,000 MDC Partners Inc. , Cl. A † .......................... 11,220
200 Stamps.com Inc. † ..................................... 65,352
20,000 Sykes Enterprises Inc. † ............................. 1,073,200
3,843,479
Cable and Satellite — 4 .4%
26,000 DISH Network Corp. , Cl. A † ....................... 1,089,140
3,500 Liberty Broadband Corp. , Cl. A † ................. 600,845
3,500 Liberty Broadband Corp. , Cl. C † ................. 621,215
24,000 Liberty Global plc , Cl. A † ........................... 644,400
3,000 Liberty Media Corp.- Liberty Formula One ,
Cl. A † .................................................... 124,380
3,000 Liberty Media Corp.- Liberty Formula One ,
Cl. C † .................................................... 140,790
20,000 Shaw Communications Inc. , Cl. B .............. 583,600
2,000 Shaw Communications Inc. , Cl. B .............. 58,416
3,862,786
Communications Equipment — 2 .6%
30,000 Digi International Inc. † .............................. 620,400
Shares
Market
Value
20,000 Nuance Communications Inc. † .................. $ 1,098,000
50,000 ORBCOMM Inc. † ....................................... 564,500
2,282,900
Computer Software and Services — 4 .8%
12,000 Change Healthcare Inc. † ............................ 260,520
20,000 Cloudera Inc. † ........................................... 317,400
2,000 Dell Technologies Inc. , Cl. C † ..................... 193,240
5,000 Fiserv Inc. † ............................................... 575,550
300 Medallia Inc. † ............................................ 10,161
9,000 Proofpoint Inc. † ........................................ 1,571,940
7,500 QAD Inc. , Cl. A .......................................... 650,625
3,000 QAD Inc. , Cl. B .......................................... 258,150
1,000 Rockwell Automation Inc. .......................... 307,420
4,145,006
Consumer Products — 0 .9%
5,000 Bang & Olufsen A/S † ................................. 27,890
10,000 Dorel Industries Inc. , Cl. B † ....................... 113,578
45,000 Euskaltel SA .............................................. 585,059
960 Herman Miller Inc. ..................................... 41,424
767,951
Consumer Services — 1 .1%
5,000 CAI International Inc. ................................. 279,050
1,000 Devoteam SA † .......................................... 132,860
3,000 Entain plc † ................................................ 75,748
38,000 MoneyGram International Inc. † .................. 392,920
2,000 Rollins Inc. ................................................ 76,660
957,238
Containers and Packaging — 0 .4%
5,000 Greif Inc. , Cl. A .......................................... 303,100
1,000 Greif Inc. , Cl. B .......................................... 60,880
363,980
Diversified Industrial — 5 .3%
3,000 Akka Technologies † ................................... 167,617
1,000 Coherent Inc. † .......................................... 245,940
2,500 Forterra Inc. † ............................................ 58,975
8,000 Hexcel Corp. † ............................................ 435,360
100 Lydall Inc. † ............................................... 6,120
160,000 Myers Industries Inc. ................................. 3,388,800
5,500 Raven Industries Inc. ................................. 320,375
4,623,187
Electronics — 0 .5%
28,700 EXFO Inc. † ................................................ 163,877
13,000 Neways Electronics International NV † ........ 224,379
388,256
Energy and Utilities — 7 .1%
6,000 Alerion Cleanpower SpA ............................ 94,520
400,000 Alvopetro Energy Ltd. † .............................. 320,616
1,000 Avangrid Inc. ............................................. 52,140
7,000 Avista Corp. .............................................. 299,810

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — July 31, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
6,000 Covanta Holding Corp. ............................... $ 120,600
6,500 Enable Midstream Partners LP ................... 54,340
36,000 Endesa SA ................................................. 875,879
1,500 Energy Transfer LP .................................... 14,790
1,000 Etablissements Maurel et Prom SA † .......... 2,240
160,000 Gulf Coast Ultra Deep Royalty Trust ............ 4,640
4,800 Iberdrola SA .............................................. 57,851
4,000 KLX Energy Services Holdings Inc. † ........... 24,120
8,000 NorthWestern Corp. ................................... 495,920
40,000 PNM Resources Inc. .................................. 1,933,200
30,000 Severn Trent plc ........................................ 1,167,600
4,000 Solarpack Corp. Tecnologica SA † ............... 124,082
1,000 Southwest Gas Holdings Inc. ..................... 69,930
10,000 Tilt Renewables Ltd. † ................................ 55,980
9,500 UGI Corp. .................................................. 436,905
6,205,163
Entertainment — 3 .1%
10,000 Cherry AB , Cl. B † (a) .................................. 101,064
3,600 Discovery Inc. , Cl. A † ................................ 104,436
10,800 Discovery Inc. , Cl. C † ................................ 292,788
180,000 Dover Motorsports Inc. ............................. 415,800
45,000 Fox Corp. , Cl. B ......................................... 1,495,800
10,000 Liberty Media Corp.- Liberty Braves , Cl. A † 265,400
2,675,288
Financial Services — 6 .7%
5,000 Atlantic Capital Bancshares Inc. † ............... 120,000
4,000 Bank of Commerce Holdings ...................... 53,880
3,247 Brookfield Asset Management Inc. , Cl. A .... 175,306
25,000 Cadence BanCorp ...................................... 475,000
7,000 Century Bancorp Inc. , Cl. A ........................ 800,660
3,000 Cerved Group SpA † ................................... 35,232
7,500 Charles Stanley Group plc .......................... 53,167
15,000 MMA Capital Holdings Inc. † ....................... 413,400
34,000 Navient Corp. ............................................ 694,620
1,000 ProSight Global Inc. † ................................ 12,760
27,000 State Auto Financial Corp. .......................... 1,350,000
16,000 Sterling Bancorp ....................................... 347,360
10,000 Synovus Financial Corp. ............................ 409,000
200 The Hartford Financial Services Group Inc. . 12,724
400 Topdanmark AS ......................................... 20,386
4,000 Willis Towers Watson plc ........................... 824,320
5,797,815
Food and Beverage — 0 .7%
6,000 Campbell Soup Co. .................................... 262,320
4,500 Flowers Foods Inc. .................................... 106,020
12,000 GrainCorp Ltd. , Cl. A .................................. 46,056
10,000 Primo Water Corp. ..................................... 165,300
Shares
Market
Value
14,000 United Malt Group Ltd. .............................. $ 46,130
625,826
Health Care — 8 .1%
5,200 AstraZeneca plc , ADR ................................ 297,648
1,200 Bio-Rad Laboratories Inc. , Cl. A † ............... 887,412
7,000 Grifols SA , ADR ......................................... 106,470
100 ICU Medical Inc. † ...................................... 20,329
11,000 Idorsia Ltd. † ............................................. 271,767
1,400 Illumina Inc. † ............................................ 694,050
5,500 Intersect ENT Inc. † .................................... 128,425
100,000 Kindred Biosciences Inc. † .......................... 912,000
14,500 Magellan Health Inc. † ................................ 1,367,640
13,500 Misonix Inc. † ............................................ 358,290
3,000 Perrigo Co. plc .......................................... 144,090
7,500 PPD Inc. † ................................................. 345,900
6,500 QIAGEN NV † ............................................. 343,135
6,000 Smith & Nephew plc , ADR ......................... 245,580
8,500 Soliton Inc. † ............................................. 186,405
900 UDG Healthcare plc ................................... 13,486
1,000 Vectura Group plc ..................................... 2,110
50,000 Viatris Inc. ................................................ 703,500
7,028,237
Hotels and Gaming — 1 .5%
900 Churchill Downs Inc. ................................. 167,220
23,000 Diamond Resorts International Inc.,
Escrow † ................................................ 0
10,000 Gamesys Group plc ................................... 256,316
8,000 Great Canadian Gaming Corp. † .................. 284,065
7,500 Ryman Hospitality Properties Inc. , REIT † ... 575,250
1,282,851
Machinery — 2 .8%
25,000 CFT SpA † .................................................. 136,419
5,000 CIRCOR International Inc. † ........................ 154,200
35,000 CNH Industrial NV ..................................... 583,753
30,000 CNH Industrial NV, Borsa Italiana ............... 505,200
10,000 Neles Oyj .................................................. 154,687
5,000 Otis Worldwide Corp. ................................ 447,750
20,000 Welbilt Inc. † .............................................. 469,800
2,451,809
Materials — 1 .0%
15,000 Domtar Corp. † .......................................... 823,650
Media — 3 .0%
50,000 Telenet Group Holding NV .......................... 1,875,461
40,000 The E.W. Scripps Co. , Cl. A ........................ 763,200
2,638,661
Metals and Mining — 1 .0%
38,000 Alamos Gold Inc. , Cl. A .............................. 308,560
15,000 Pan American Silver Corp., Toronto ............ 421,169

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — July 31, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Metals and Mining (Continued)
45,000 Sierra Metals Inc. † .................................... $ 124,650
854,379
Publishing — 0 .1%
1,000 Meredith Corp. † ........................................ 43,640
Real Estate — 1 .7%
5,000 Corem Property Group AB , Cl. B ................ 12,691
12,200 Deutsche Wohnen SE ................................ 761,819
7,000 QTS Realty Trust Inc. , Cl. A, REIT ............... 543,970
1,000 S IMMO AG ............................................... 23,844
20,000 Sigma Capital Group plc ............................ 56,156
33,000 Trinity Place Holdings Inc. † ....................... 78,210
1,476,690
Retail — 1 .7%
2,000 J Alexander's Holdings Inc. † ...................... 27,620
4,000 SpartanNash Co. ....................................... 77,800
40,000 Sportsman's Warehouse Holdings Inc. † ..... 706,800
28,000 Village Super Market Inc. , Cl. A .................. 631,400
1,443,620
Semiconductors — 1 .8%
10,000 AIXTRON SE ............................................. 246,503
400 Dialog Semiconductor plc † ........................ 30,767
600 Siltronic AG ............................................... 98,933
2,400 Siltronic AG, Germany ............................... 391,747
5,200 Xilinx Inc. .................................................. 779,168
1,547,118
Specialty Chemicals — 2 .4%
10,000 Atotech Ltd. † ............................................ 241,500
15,000 Ferro Corp. † .............................................. 312,000
12,000 GCP Applied Technologies Inc. † ................. 279,000
15,000 SGL Carbon SE † ........................................ 166,905
15,400 W R Grace & Co. ....................................... 1,071,840
2,071,245
Telecommunications — 4 .3%
48,000 Cincinnati Bell Inc. † ................................... 736,320
100 Gilat Satellite Networks Ltd. ....................... 1,048
200,000 Koninklijke KPN NV ................................... 656,708
14,000 Liberty Latin America Ltd. , Cl. A † ............... 191,100
16,456 Liberty Latin America Ltd. , Cl. C † ............... 227,587
22,000 Loral Space & Communications Inc. .......... 778,580
6,600 Netia SA † .................................................. 11,889
2,000 Orange Belgium SA ................................... 47,925
11,000 Parrot SA † ................................................ 70,724
1,000 Rogers Communications Inc. , Cl. B ............ 51,030
110,000 Sogou Inc. , ADR † ...................................... 971,300
3,744,211
Transportation — 1 .0%
2,375 DSV PANALPINA A/S ................................. 578,696
Shares
Market
Value
1,000 Kansas City Southern ................................ $ 267,800
846,496
Wireless Communications — 4 .3%
70,000 Lumen Technologies Inc. ........................... 872,900
28,000 Millicom International Cellular SA , SDR † .... 1,118,582
380,321 NII Holdings Inc., Escrow † ........................ 825,297
6,500 Telephone and Data Systems Inc. ............... 145,275
22,000 United States Cellular Corp. † ..................... 799,920
3,761,974
TOTAL COMMON STOCKS ......................... 75,444,786
CLOSED-END FUNDS — 0 .5%
30,000 Altaba Inc., Escrow † .................................. 438,000
RIGHTS — 0 .4%
Health Care — 0.0%
45,000 Achillion Pharmaceuticals Inc. , CVR † ......... 22,500
1,000 Alder BioPharmaceuticals Inc. – H.
Lundbeck A/S , CVR † .............................. 1,000
13,000 Ambit Biosciences Corp. , CVR † (a) ............. 21,970
75,000 Innocoll , CVR † (a) ...................................... 1
14,000 Ipsen SA/Clementia , CVR † (a) ..................... 0
11,000 Ocera Therapeutics , CVR † (a) ..................... 1,870
2,000 Prevail Therapeutics Inc. , CVR † (a) ............. 1,000
156,000 Teva Pharmaceutical Industries Ltd. , CCCP ,
expire 02/20/23 † (a) ............................... 0
7,000 Tobira Therapeutics Inc. , CVR † (a) .............. 0
48,341
Media — 0.0%
40,000 Media General Inc. , CVR † (a) ...................... 0
Metals and Mining — 0 .4%
400,000 Pan American Silver Corp. , CVR † ............... 332,000
TOTAL RIGHTS .......................................... 380,341
WARRANTS — 0.0%
Business Services — 0.0%
6 Internap Corp. , expire 05/08/24 † ............... 3,912
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 12 .3%
$ 10,665,000 U.S. Treasury Bills,
0.020 % to 0.060% †† ,
09/02/21 to 10/21/21 (b) ......................... 10,664,261
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $ 75,808,624 ) ................................ $ 86,931,300

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — July 31, 2021 (Unaudited)
Shares
Market
Value
SECURITIES SOLD SHORT — ( 2 .4 ) %
Financial Services — ( 1 .5 ) %
4,320 Aon plc , Cl. A .............................. $ 1,123,330
1,600 Columbia Banking System Inc. ............ 55,904
250 S&P Global Inc. ............................ 107,180
1,286,414
Food and Beverage — ( 0 .1 ) %
1,800 Performance Food Group Co. .............. 82,476
Semiconductors — ( 0 .8 ) %
6,203 Advanced Micro Devices Inc. .............. 658,696
700 II-VI Inc. ................................... 48,867
707,563
TOTAL SECURITIES SOLD SHORT
(Proceeds received $ 1,671,771 ) (c) ...... $ 2,076,453
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) At July 31, 2021, $4,200,000 of the principal amount was pledged as collateral for securities sold short.
(c) At July 31, 2021, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CCCP Contingent Cash Consideration Payment
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt